Other assets-Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020	Mar. 31, 2019
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 93,286		¥ 93,288
Accumulated Impairment, Beginning of year		(92,814)		(92,814)
Net carrying amount, Beginning of year		472		474
Acquisition, Changes during year		12,267	[1]
Impairment, Changes during year					¥ (81,372)
Other, Changes during year	[2]	406		(2)
Gross carrying amount, End of year		105,959		93,286	93,288
Accumulated Impairment, End of year		(92,814)		(92,814)	(92,814)
Net carrying amount, End of year		13,145		472	474
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		92,814		92,814
Accumulated Impairment, Beginning of year		(92,814)		(92,814)
Net carrying amount, Beginning of year
Acquisition, Changes during year		12,078	[1]
Impairment, Changes during year
Other, Changes during year	[2]	402
Gross carrying amount, End of year		105,294		92,814	92,814
Accumulated Impairment, End of year		(92,814)		(92,814)	(92,814)
Net carrying amount, End of year		12,480
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		472		474
Accumulated Impairment, Beginning of year
Net carrying amount, Beginning of year		472		474
Acquisition, Changes during year		189	[1]
Impairment, Changes during year
Other, Changes during year	[2]	4		(2)
Gross carrying amount, End of year		665		472	474
Accumulated Impairment, End of year
Net carrying amount, End of year		¥ 665		¥ 472	¥ 474

[1]	For the year ended March 31, 2021, Nomura recognized goodwill as a result of acquiring 100% of the ownership interests in Greentech Capital, LLC which has been allocated in its entirety to the Wholesale division for segmental reporting and reporting unit purposes. See Note 9 “Business Combination” for further information.
[2]	Includes currency translation adjustments.